UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1)

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. High Dividend ETF (HDIV)

QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

QRAFT AI-Enhanced U.S. Next Value ETF (NVQ)

Annual Report

April 30, 2022

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2022

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.qraftaietf.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from each Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

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QRAFT AI-Enhanced U.S. High Dividend ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. High Dividend ETF (“HDIV” or the “Fund”). The information presented in this report relates to the operations of HDIV for the fiscal year ended through April 30, 2022.

The Fund is an actively managed exchange-traded fund that seeks long-term total returns through regular dividend income and capital appreciation. In seeking to achieve this objective, the Fund utilizes a proprietary artificial intelligence system to select dividend paying securities of U.S.-listed companies using a proprietary dividend factor scoring formula based on dividend and quality factors.

In 2021, both security selection and an overweight relative to the S&P 500 in the Consumer Discretionary Sector aided performance. From January through April 2022, relative to the S&P 500, the Fund’s overweighting’s in the Consumer Discretionary and Information Technology Sectors, and underweighting’s in the Energy and Utilities Sectors contributed to HDIV’s underperformance while an overweight in the Health Care Sector aided performance.

The Fund had positive performance during the fiscal year ended on April 30. The Fund’s market price increased 4.36% and the net asset value increased 4.45% while the S&P 500 Index, a broad market equity index, gained 0.21%.

The Fund commenced operations on February 26, 2020 and had 175,000 shares outstanding on April 30, 2022.

We appreciate your investment in the QRAFT AI-Enhanced U.S. High Dividend ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. High Dividend ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2022		Expense Ratio*
		One Year	Since Inception	Gross	Net
QRAFT AI-Enhanced U.S. High Dividend ETF (Net Asset Value)	2/26/2020	4.45%	12.97%	0.75%	0.75%
QRAFT AI-Enhanced U.S. High Dividend ETF (Market Price)		4.36%	12.95%
S&P 500® Index		0.21%	15.64%

*   Reflects the expense ratio as reported in the Prospectus dated September 1, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) - The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Large Cap ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Large Cap ETF (“QRFT” or the “Fund”). The information presented in this report relates to the operations of QRFT for the fiscal year ended April 30, 2022.

The Fund is an actively managed exchange-traded fund that aims to provide investors with capital appreciation by utilizing a proprietary artificial intelligence system to select large-capitalization U.S. stocks (which the Fund defines as companies having a market capitalization in excess of $4 billion) to be held in the portfolio. The Fund seeks to hold stocks with exposure to a variety of factors affecting the U.S. market including, but not limited to, quality (generally, a company’s profitability), size (market capitalization), value (comparison of a company’s market value versus its book value), momentum (a security’s recent price returns compared to the overall market over time), and volatility (a security’s systematic risk as compared to the market as a whole). The Fund’s adviser, Exchange Traded Concepts, LLC (the “Adviser”), utilizes proprietary artificial intelligence (AI) technology provided by QRAFT Technologies, Inc. to continuously learn the correlation of factor returns with various macroeconomic and valuation conditions.

In 2021, an overweight in the Information Technology Sector bolstered Fund performance while all other relative sector weights diminished performance relative to the S&P 500. From January through April 2022, relative to the S&P 500, the Fund had overweightings in the Consumer Discretionary and Information Technology Sectors and underweightings in the Energy and Utilities Sectors, which contributed to QRFT’s underperformance, while an overweight in the Materials Sector, specifically, companies in the Steel Sub-Industry bolstered performance.

The Fund had negative performance during the fiscal year ended April 30, 2022. The Fund’s market price decreased 4.63% and the net asset value decreased 4.57% while the S&P 500 Index, a broad market equity index, gained 0.21%.

The Fund commenced operations on May 20, 2019 and had 300,001 shares outstanding on April 30, 2022.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Large Cap ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. Large Cap ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2022		Expense Ratio*
		One Year	Since Inception	Gross	Net
QRAFT AI-Enhanced U.S. Large Cap ETF (Net Asset Value)	5/20/2019	-4.57%	18.75%	0.75%	0.75%
QRAFT AI-Enhanced U.S. Large Cap ETF (Market Price)		-4.63%	18.69%
S&P 500® Index		0.21%	15.46%

*   Reflects the expense ratio as reported in the Prospectus dated September 1, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) - The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (“AMOM” or the “Fund”). The information presented in this report relates to the operations of AMOM for the fiscal year ended April 30, 2022.

The Fund is an actively managed exchange-traded fund that seeks to provide investors with capital appreciation. Exchange Traded Concepts LLC, the Fund’s adviser, utilizes proprietary artificial intelligence (AI) technology provided by Qraft Technologies, Inc. to manage the Fund’s portfolio on a day-to-day basis. The AI technology seeks to create optimal portfolio factor weights by analyzing market data. Utilizing the AI, the adviser selects stocks of U.S. large-capitalization companies stocks (which the Fund defines as companies having a market capitalization in excess of $4 billion) based on the stocks’ momentum over a certain time period.

In 2021, security selection within the Industrials Sector aided Fund performance while securities selected within the Consumer Discretionary Sector hurt Fund performance. An overweight in securities in the Information Technology sector bolstered Fund performance relative to the S&P 500 in 2021, but hurt performance from January through April 2022. Also for the period January through April 2022, an overweight in the Consumer Discretionary Sector and an underweight in the Energy Sector contributed to AMOM’s underperformance while an overweight in the Materials Sector, specifically, companies in the Steel Sub-Industry bolstered performance relative to the S&P 500.

The Fund had negative performance during the fiscal year ending on April 30, 2022. The Fund’s market price decreased 20.67% and the net asset value decreased 20.63% while the S&P 500 Index, a broad market equity index, gained 0.21%.

The Fund commenced operations on May 20, 2019 and had 575,001 shares outstanding on April 30, 2022.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2022		Expense Ratio*
		One Year	Since Inception	Gross	Net
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (Net Asset Value)	5/20/2019	-20.63%	14.31%	0.75%	0.75%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (Market Price)		-20.67%	14.26%
S&P 500® Index		0.21%	15.46%

*   Reflects the expense ratio as reported in the Prospectus dated September 1, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) - The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Next Value ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Next Value ETF (“NVQ” or the “Fund”). The information presented in this report relates to the operations of NVQ for the fiscal year ended April 30, 2022.

The Fund is an actively managed exchange-traded fund that seeks capital appreciation by utilizing a value investing strategy enhanced by the use of artificial intelligence. The Fund’s adviser, Exchange Traded Concepts, LLC, consults proprietary artificial intelligence technology provided by Qraft Technologies, Inc. to develop a portfolio of investments based on the theory that a value investing strategy that adjusts a company’s book value by taking into account future intangible assets (e.g., a company’s investment in research and development, marketing and advertising, and intellectual property) in addition to typical value factors (e.g., book value to market value ratio, earning to market value ratio, and EV to EBIDTA ratio (also known as enterprise multiple, which is a ratio used to determine the value of a company – enterprise value, or EV, divided by earnings before interest, taxes, depreciation, and amortization, or EBITDA)), may outperform more conventional value investing strategies that do not take such assets into account in comparing a company’s book value to its intrinsic value.

In 2021, security selection within the Industrials Sector aided Fund performance while securities selected within the Consumer Discretionary Sector hurt Fund performance. From January through April 2022, overweightings in the Consumer Staples, Energy, Health Care and Materials Sectors and an underweight in the Information Technology Sector contributed to NVQ’s outperformance relative to the S&P 500. However, marginal exposure to mid capitalization and small capitalization companies constrained NVQ’s outperformance of its benchmark for the period.

The Fund had positive performance during the fiscal year ended April 30, 2022. The Fund’s market price increased 1.32% and the net asset value increased 1.62% while the broad market equity index, the S&P 500 Index returned 0.21%.

The Fund commenced operations on December 2, 2020 and had 175,000 shares outstanding on April 30, 2022.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Next Value ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

QRAFT AI-Enhanced U.S. Next Value ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2022		Expense Ratio*
		One Year	Since Inception	Gross	Net
QRAFT AI-Enhanced U.S. Next Value ETF (Net Asset Value)	12/2/2020	1.62%	19.25%	0.75%	0.75%
QRAFT AI-Enhanced U.S. Next Value ETF (Market Price)		1.32%	19.53%
S&P 500® Index		0.21%	10.35%

*   Reflects the expense ratio as reported in the Prospectus dated September 1, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) - The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
COMMON STOCKS — 99.5%
COMMUNICATION SERVICES — 8.0%
AT&T, Inc.	7,504	$141,526
Lumen Technologies, Inc.	1,113	11,197
Paramount Global, Class A	627	19,782
Sirius XM Holdings, Inc.	4,206	25,236
Verizon Communications, Inc.	4,408	204,090
Warner Bros Discovery, Inc.*	1,815	32,942
		434,773
CONSUMER DISCRETIONARY — 5.7%
ADT, Inc.	864	5,918
Advance Auto Parts, Inc.	66	13,176
Best Buy Co., Inc.	257	23,112
BRP, Inc.	98	7,941
Columbia Sportswear Co.	73	5,998
Dick’s Sporting Goods, Inc.	70	6,749
Gap, Inc. (The)	424	5,266
Genuine Parts Co.	152	19,768
Hanesbrands, Inc.	398	5,277
Kohl’s Corp.	153	8,856
Macy’s, Inc.	325	7,855
Newell Brands, Inc.	467	10,811
Penske Automotive Group, Inc.	86	9,015
PVH Corp.	79	5,750
Ralph Lauren Corp.	53	5,530
Target Corp.	504	115,240
Under Armour, Inc., Class A*	456	7,004
VF Corp.	416	21,632
Whirlpool Corp.	64	11,617
Williams-Sonoma, Inc.	80	10,438
		306,953
CONSUMER STAPLES — 20.4%
Albertsons Cos., Inc., Class A	520	16,266
Altria Group, Inc.	1,919	106,639
Casey’s General Stores, Inc.	41	8,253
Kellogg Co.	365	25,002
PepsiCo, Inc.	1,452	249,323
Philip Morris International, Inc.	1,629	162,900
Sysco Corp.	537	45,903
US Foods Holding Corp.*	246	9,254
Walgreens Boots Alliance, Inc.	915	38,796
Walmart, Inc.	2,910	445,201
		1,107,537
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY — 7.3%
Coterra Energy, Inc.	869	$25,018
Crescent Point Energy Corp.	1,442	9,978
Enterprise Products Partners LP	2,304	59,697
EOG Resources, Inc.	617	72,041
Magellan Midstream Partners LP	232	11,240
MPLX LP	1,077	34,852
Occidental Petroleum Corp.	987	54,374
PDC Energy, Inc.	108	7,532
Pioneer Natural Resources Co.	256	59,512
Plains All American Pipeline LP	788	8,164
Shell Midstream Partners LP	444	6,274
Valero Energy Corp.	433	48,271
		396,953
FINANCIALS — 5.8%
AGNC Investment Corp., REIT	582	6,390
American Financial Group, Inc.	92	12,740
Annaly Capital Management, Inc., REIT	1,595	10,240
Ares Capital Corp.	7	142
Blackstone, Inc.	737	74,857
Credicorp Ltd.	86	11,944
Deutsche Bank AG*	2,200	21,736
FS KKR Capital Corp.	319	6,683
Jefferies Financial Group, Inc.	267	8,213
Old Republic International Corp.	339	7,461
OneMain Holdings, Inc.	143	6,568
Owl Rock Capital Corp.	444	6,354
Progressive Corp. (The)	616	66,134
Prudential Financial, Inc.	398	43,187
T Rowe Price Group, Inc.	243	29,899
		312,548
HEALTH CARE — 34.8%
AbbVie, Inc.	1,856	272,609
Amgen, Inc.	586	136,649
Bristol-Myers Squibb Co.	2,332	175,530
Cardinal Health, Inc.	298	17,299
CVS Health Corp.	1,380	132,659
ELI Lilly & Co.	999	291,838
Gilead Sciences, Inc.	1,322	78,447
Johnson & Johnson	2,500	451,150
LHC Group, Inc.*	36	5,971
Merck & Co., Inc.	2,652	235,206
Moderna, Inc.*	427	57,393
Quest Diagnostics, Inc.	132	17,667
Viatris, Inc.	1,309	13,522
		1,885,940

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2022
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS — 3.2%
3M Co.	602	$86,820
AGCO Corp.	81	10,319
Brookfield Business Partners LP	292	6,953
FedEx Corp.	280	55,647
Lincoln Electric Holdings, Inc.	65	8,758
WESCO International, Inc.*	57	7,026
		175,523
INFORMATION TECHNOLOGY — 10.7%
Hewlett Packard Enterprise Co.	1,390	21,420
Intel Corp.	4,276	186,391
International Business Machines Corp.	943	124,674
Logitech International SA	180	11,754
NetApp, Inc.	238	17,433
Texas Instruments, Inc.	970	165,143
VMware, Inc., Class A	444	47,970
Western Union Co. (The)	437	7,324
		582,109
MATERIALS — 2.3%
Dow, Inc.	778	51,737
International Paper Co.	404	18,697
LyondellBasell Industries NV, Class A	353	37,429
Olin Corp.	172	9,873
Sonoco Products Co.	110	6,810
		124,546
REAL ESTATE — 0.8%
Gaming and Leisure Properties, Inc., REIT	259	11,494
Iron Mountain, Inc., REIT	312	16,764
Lamar Advertising Co., Class A, REIT	95	10,489
Omega Healthcare Investors, Inc., REIT	265	6,752
		45,499
	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES — 0.5%
AES Corp. (The)	761	$15,540
Nextera Energy Partners LP	93	6,199
UGI Corp.	232	7,958
		29,697
TOTAL COMMON STOCKS (Cost $5,447,851)		5,402,078

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 0.35%(a)	15,311	15,311
TOTAL SHORT TERM INVESTMENTS (Cost $15,311)		15,311
TOTAL INVESTMENTS — 99.8% (Cost $5,463,162)		5,417,389
Other Assets in Excess of Liabilities — 0.2%		9,374
TOTAL NET ASSETS — 100.0%		$5,426,763

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT : Real Estate Investment Trust

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	8.0%
Consumer Discretionary	5.7%
Consumer Staples	20.4%
Energy	7.3%
Financials	5.8%
Health Care	34.8%
Industrials	3.2%
Information Technology	10.7%
Materials	2.3%
Real Estate	0.8%
Utilities	0.5%
Total Common Stocks	99.5%
Short-Term Investments	0.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 4.0%
Activision Blizzard, Inc.	113	$8,543
Alphabet, Inc., Class A*	90	205,397
AT&T, Inc.	1,019	19,218
BCE, Inc.	295	15,685
Comcast Corp., Class A	644	25,605
Electronic Arts, Inc.	42	4,958
Match Group, Inc.*	42	3,324
Meta Platforms, Inc., Class A*	329	65,955
Netflix, Inc.*	65	12,373
Snap, Inc., Class A*	197	5,607
TELUS Corp.	446	11,154
T-Mobile US, Inc.*	178	21,919
Twitter, Inc.*	115	5,637
Verizon Communications, Inc.	599	27,734
Walt Disney Co. (The)*	258	28,801
Warner Bros Discovery, Inc.*	245	4,447
		466,357
CONSUMER DISCRETIONARY — 6.9%
Airbnb, Inc., Class A*	50	7,660
Amazon.com, Inc.*	73	181,451
AutoZone, Inc.*	4	7,822
Booking Holdings, Inc.*	5	11,052
Chipotle Mexican Grill, Inc.*	6	8,734
Dollar Tree, Inc.*	30	4,874
DoorDash, Inc., Class A*	43	3,501
eBay, Inc.	84	4,361
Ferrari NV	27	5,663
Ford Motor Co.	560	7,930
Home Depot, Inc. (The)	151	45,360
Las Vegas Sands Corp.*	109	3,862
Lowe’s Cos., Inc.	95	18,784
Lucid Group, Inc.*	233	4,213
Lululemon Athletica, Inc.*	535	189,727
Magna International, Inc.	98	5,906
McDonald’s Corp.	105	26,162
MercadoLibre, Inc.*	5	4,868
NVR, Inc.*	17	74,396
O’Reilly Automotive, Inc.*	9	5,459
Rivian Automotive, Inc., Class A*	125	3,780
Ross Stores, Inc.	51	5,088
Starbucks Corp.	163	12,166
Target Corp.	67	15,320
Tesla, Inc.*	149	129,743
TJX Cos., Inc. (The)	171	10,479
Yum! Brands, Inc.	43	5,031
		803,392
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES — 3.7%
Altria Group, Inc.	259	$14,393
Archer-Daniels-Midland Co.	79	7,075
Coca-Cola Co. (The)	618	39,929
Colgate-Palmolive Co.	120	9,246
Costco Wholesale Corp.	247	131,335
Estee Lauder Cos., Inc. (The), Class A	32	8,450
General Mills, Inc.	87	6,153
Hershey Co. (The)	19	4,290
Kimberly-Clark Corp.	48	6,664
Kroger Co. (The)	104	5,612
Mondelez International, Inc., Class A	199	12,831
Monster Beverage Corp.*	77	6,597
PepsiCo, Inc.	197	33,827
Philip Morris International, Inc.	223	22,300
Procter & Gamble Co. (The)	343	55,069
Sysco Corp.	73	6,240
Walgreens Boots Alliance, Inc.	125	5,300
Walmart, Inc.	396	60,584
		435,895
ENERGY — 2.7%
Baker Hughes Co.	138	4,281
Canadian Natural Resources Ltd.	380	23,511
Cenovus Energy, Inc.	645	11,920
Chevron Corp.	279	43,711
ConocoPhillips	185	17,671
Devon Energy Corp.	94	5,468
Enbridge, Inc.	654	28,541
Energy Transfer LP	438	4,853
Enterprise Products Partners LP	311	8,058
EOG Resources, Inc.	83	9,691
Exxon Mobil Corp.	606	51,661
Halliburton Co.	127	4,524
Hess Corp.	43	4,432
Marathon Petroleum Corp.	79	6,894
MPLX LP	145	4,692
Occidental Petroleum Corp.	134	7,382
ONEOK, Inc.	65	4,116
Ovintiv, Inc.	85	4,351
Pembina Pipeline Corp.	177	6,699
Phillips 66	64	5,553
Pioneer Natural Resources Co.	34	7,904
Schlumberger NV	201	7,841
Suncor Energy, Inc.	464	16,676
TC Energy Corp.	317	16,769
Valero Energy Corp.	58	6,466
Williams Cos., Inc. (The)	173	5,932
		319,597

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2022
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS — 25.0%
Aflac, Inc.	92	$5,270
Alleghany Corp.*	79	66,083
Allstate Corp. (The)	929	117,556
American Express Co.	435	75,999
American International Group, Inc.	115	6,729
Ameriprise Financial, Inc.	343	91,063
Aon PLC, Class A	324	93,309
Apollo Global Management, Inc.	80	3,981
Arthur J Gallagher & Co.	414	69,755
Bank of America Corp.	1,151	41,068
Bank of Montreal	209	22,162
Bank of New York Mellon Corp. (The)	117	4,921
Bank of Nova Scotia (The)	393	24,885
Berkshire Hathaway, Inc., Class B*	526	169,809
BlackRock, Inc.	21	13,118
Blackstone, Inc.	102	10,360
Brookfield Asset Management, Inc., Class A	509	25,379
Canadian Imperial Bank of Commerce	147	16,251
Capital One Financial Corp.	575	71,656
Charles Schwab Corp. (The)	257	17,047
Chubb Ltd.	62	12,800
Citigroup, Inc.	281	13,547
CME Group, Inc.	53	11,625
Coinbase Global, Inc., Class A*	21	2,367
Credit Acceptance Corp.*	322	165,025
Discover Financial Services	41	4,611
Everest RE Group Ltd.	271	74,446
FactSet Research Systems, Inc.	172	69,400
Fidelity National Financial, Inc.	2,623	104,448
Fifth Third Bancorp	98	3,678
Goldman Sachs Group, Inc. (The)	319	97,451
Hartford Financial Services Group, Inc. (The)	1,358	94,965
Intercontinental Exchange, Inc.	79	9,149
JPMorgan Chase & Co.	422	50,370
KKR & Co., Inc.	83	4,231
Manulife Financial Corp.	631	12,342
MarketAxess Holdings, Inc.	608	160,275
Marsh & McLennan Cos., Inc.	727	117,556
MetLife, Inc.	117	7,685
Moody’s Corp.	333	105,388
Morgan Stanley	979	78,898
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
MSCI, Inc.	149	$62,766
PNC Financial Services Group, Inc. (The)	60	9,966
Progressive Corp. (The)	83	8,911
Prudential Financial, Inc.	53	5,751
Raymond James Financial, Inc.	1,485	144,728
Royal Bank of Canada	460	46,474
S&P Global, Inc.	391	147,211
SEI Investments Co.	1,181	65,805
Signature Bank	310	75,097
State Street Corp.	54	3,616
Sun Life Financial, Inc.	189	9,403
SVB Financial Group*	7	3,413
Synchrony Financial	2,215	81,534
T Rowe Price Group, Inc.	31	3,814
Toronto-Dominion Bank (The)	589	42,549
Truist Financial Corp.	188	9,090
US Bancorp	210	10,198
Wells Fargo & Co.	556	24,258
		2,901,242
HEALTH CARE — 15.6%
Abbott Laboratories	252	28,602
AbbVie, Inc.	253	37,161
Agilent Technologies, Inc.	41	4,890
Alcon, Inc.	69	4,913
Align Technology, Inc.*	11	3,189
AmerisourceBergen Corp., Class A	29	4,387
Amgen, Inc.	78	18,189
Anthem, Inc.	34	17,066
Baxter International, Inc.	905	64,309
Becton Dickinson and Co.	43	10,629
Biogen, Inc.*	20	4,149
Bio-Rad Laboratories, Inc., Class A*	129	66,056
Boston Scientific Corp.*	203	8,548
Bristol-Myers Squibb Co.	319	24,011
Centene Corp.*	83	6,686
Charles River Laboratories International, Inc.*	217	52,408
Cigna Corp.	45	11,105
CVS Health Corp.	185	17,784
Danaher Corp.	103	25,866
Dexcom, Inc.*	15	6,129
Edwards Lifesciences Corp.*	91	9,626
Eli Lilly & Co.	138	40,314
Embecta Corp.*	6	183
See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2022
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Gilead Sciences, Inc.	178	$10,562
Humana, Inc.	185	82,244
IDEXX Laboratories, Inc.*	158	68,016
Illumina, Inc.*	22	6,526
Intuitive Surgical, Inc.*	52	12,444
IQVIA Holdings, Inc.*	29	6,322
Johnson & Johnson	377	68,033
McKesson Corp.	20	6,192
Medtronic PLC	191	19,933
Merck & Co., Inc.	361	32,017
Mettler-Toledo International, Inc.*	91	116,255
Moderna, Inc.*	57	7,661
Pfizer, Inc.	802	39,354
Regeneron Pharmaceuticals, Inc.*	163	107,435
ResMed, Inc.	633	126,581
Stryker Corp.	269	64,899
Thermo Fisher Scientific, Inc.	201	111,137
UnitedHealth Group, Inc.	301	153,073
Veeva Systems, Inc., Class A*	745	135,553
Vertex Pharmaceuticals, Inc.*	331	90,436
West Pharmaceutical Services, Inc.	210	66,163
Zoetis, Inc.	65	11,521
		1,808,557
INDUSTRIALS — 6.7%
3M Co.	81	11,682
AMETEK, Inc.	32	4,040
Boeing Co. (The)*	83	12,354
Booz Allen Hamilton Holding Corp.	1,339	109,303
Canadian National Railway Co.	226	26,582
Canadian Pacific Railway Ltd.	1,007	73,733
Carrier Global Corp.	123	4,707
Caterpillar, Inc.	78	16,422
Cintas Corp.	16	6,356
Copart, Inc.*	33	3,750
CSX Corp.	313	10,748
Deere & Co.	42	15,857
Eaton Corp. PLC	56	8,121
Emerson Electric Co.	85	7,665
Fastenal Co.	81	4,480
FedEx Corp.	39	7,751
Ferguson PLC	30	3,741
General Dynamics Corp.	41	9,698
General Electric Co.	157	11,704
Honeywell International, Inc.	99	19,157
Illinois Tool Works, Inc.	43	8,476
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Johnson Controls International PLC	102	$6,107
L3Harris Technologies, Inc.	29	6,736
Leidos Holdings, Inc.	578	59,829
Lockheed Martin Corp.	417	180,194
Norfolk Southern Corp.	33	8,510
Northrop Grumman Corp.	22	9,667
Old Dominion Freight Line, Inc.	18	5,042
Otis Worldwide Corp.	61	4,443
PACCAR, Inc.	50	4,153
Parker-Hannifin Corp.	19	5,146
Raytheon Technologies Corp.	212	20,121
Republic Services, Inc.	44	5,908
Rockwell Automation, Inc.	18	4,548
Thomson Reuters Corp.	158	15,794
Trane Technologies PLC	32	4,476
TransDigm Group, Inc.*	6	3,569
Uber Technologies, Inc.*	280	8,814
Union Pacific Corp.	89	20,852
Verisk Analytics, Inc.	23	4,693
Waste Connections, Inc.	83	11,452
Waste Management, Inc.	59	9,702
		776,083
INFORMATION TECHNOLOGY — 28.9%
Accenture PLC, Class A	93	27,933
Adobe, Inc.*	65	25,737
Advanced Micro Devices, Inc.*	234	20,012
Akamai Technologies, Inc.*	1,133	127,213
Amdocs Ltd.	1,484	118,260
Amphenol Corp., Class A	86	6,149
Analog Devices, Inc.	76	11,733
ANSYS, Inc.*	418	115,238
Apple, Inc.	2,332	367,640
Applied Materials, Inc.	628	69,300
Arista Networks, Inc.*	42	4,854
Atlassian Corp. PLC, Class A*	19	4,272
Autodesk, Inc.*	29	5,489
Automatic Data Processing, Inc.	463	101,017
Block, Inc., Class A*	74	7,366
Broadcom, Inc.	58	32,155
Cadence Design Systems, Inc.*	462	69,693
CGI, Inc.*	1,325	105,642
Cisco Systems, Inc.	603	29,535
Cloudflare, Inc., Class A*	41	3,532
Cognizant Technology Solutions Corp., Class A	76	6,148

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2022
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Corning, Inc.	121	$4,258
Crowdstrike Holdings, Inc., Class A*	29	5,764
Datadog, Inc., Class A*	37	4,469
Entegris, Inc.	836	93,122
EPAM Systems, Inc.*	494	130,905
Fidelity National Information Services, Inc.	88	8,725
Fiserv, Inc.*	92	9,009
Fortinet, Inc.*	353	102,021
Genpact Ltd.	1,759	70,835
Global Payments, Inc.	42	5,753
GLOBALFOUNDRIES, Inc.*	78	4,079
HP, Inc.	154	5,641
Intel Corp.	583	25,413
International Business Machines Corp.	126	16,658
Intuit, Inc.	42	17,588
Keysight Technologies, Inc.*	30	4,208
KLA Corp.	677	216,139
Lam Research Corp.	165	76,850
Marvell Technology, Inc.	121	7,028
Mastercard, Inc., Class A	139	50,510
Microchip Technology, Inc.	77	5,020
Micron Technology, Inc.	161	10,979
Microsoft Corp.	1,387	384,920
MongoDB, Inc.*	8	2,839
Monolithic Power Systems, Inc.	197	77,271
Motorola Solutions, Inc.	24	5,129
NVIDIA Corp.	355	65,842
NXP Semiconductors NV	38	6,494
Oracle Corp.	380	27,892
Palo Alto Networks, Inc.*	15	8,419
Paychex, Inc.	503	63,745
PayPal Holdings, Inc.*	166	14,596
QUALCOMM, Inc.	733	102,393
Roper Technologies, Inc.	16	7,519
Salesforce.com, Inc.*	139	24,456
ServiceNow, Inc.*	30	14,343
Shopify, Inc., Class A*	37	15,792
Snowflake, Inc., Class A*	42	7,201
Synopsys, Inc.*	351	100,663
TE Connectivity Ltd.	46	5,740
Teledyne Technologies, Inc.*	139	59,985
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Texas Instruments, Inc.	132	$22,473
Trade Desk, Inc. (The), Class A*	64	3,771
Ubiquiti, Inc.	474	133,787
Visa, Inc., Class A	235	50,086
VMware, Inc., Class A	60	6,482
Workday, Inc., Class A*	29	5,994
Zscaler, Inc.*	18	3,649
		3,355,373
MATERIALS — 2.0%
Agnico Eagle Mines Ltd.	148	8,618
Air Products and Chemicals, Inc.	295	69,051
Barrick Gold Corp.	576	12,851
Corteva, Inc.	102	5,884
Dow, Inc.	104	6,916
DuPont de Nemours, Inc.	74	4,879
Ecolab, Inc.	43	7,282
Franco-Nevada Corp.	63	9,523
International Flavors & Fragrances, Inc.	36	4,367
Linde PLC	74	23,085
LyondellBasell Industries NV, Class A	47	4,983
Newmont Corp.	257	18,722
Nucor Corp.	40	6,191
Nutrien Ltd.	178	17,488
PPG Industries, Inc.	33	4,224
Sherwin-Williams Co. (The)	38	10,448
Southern Copper Corp.	111	6,912
Teck Resources Ltd., Class B	175	6,906
Wheaton Precious Metals Corp.	146	6,550
		234,880
REAL ESTATE — 2.2%
Alexandria Real Estate Equities, Inc., REIT	22	4,008
American Tower Corp., REIT	374	90,141
AvalonBay Communities, Inc., REIT	18	4,095
CBRE Group, Inc., Class A*	48	3,986
Crown Castle International Corp., REIT	62	11,483
Digital Realty Trust, Inc., REIT	42	6,137
EastGroup Properties, Inc., REIT	407	76,312
Equinix, Inc., REIT	13	9,348
Equity Residential, REIT	53	4,319
Prologis, Inc., REIT	105	16,830

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2022
	Number of Shares	Value
COMMON STOCKS (Continued)
REAL ESTATE (Continued)
Public Storage, REIT	25	$9,288
Realty Income Corp., REIT	85	5,896
SBA Communications Corp., REIT	17	5,901
Simon Property Group, Inc., REIT	46	5,428
Welltower, Inc., REIT	65	5,903
		259,075
UTILITIES — 2.0%
American Electric Power Co., Inc.	76	7,532
American Water Works Co., Inc.	381	58,705
Brookfield Infrastructure Partners LP	100	6,243
Consolidated Edison, Inc.	52	4,822
Constellation Energy Corp.	4	217
Dominion Energy, Inc.	114	9,307
Duke Energy Corp.	111	12,228
Evergy, Inc.	868	58,894
Eversource Energy	50	4,370
Exelon Corp.	138	6,456
Fortis, Inc.	153	7,443
NextEra Energy, Inc.	293	20,809
Public Service Enterprise Group, Inc.	72	5,016
Sempra Energy	45	7,261
Southern Co. (The)	149	10,935
WEC Energy Group, Inc.	44	4,402
Xcel Energy, Inc.	77	5,641
		230,281
TOTAL COMMON STOCKS (Cost $12,687,377)		11,590,732
	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 0.35%(a)	32,013	$32,013
TOTAL SHORT TERM INVESTMENTS (Cost $32,013)		32,013
TOTAL INVESTMENTS — 100.0% (Cost $12,719,390)		11,622,745
Liabilities in Excess of Other Assets — (0.0)%		(1,567)
TOTAL NET ASSETS — 100.0%		$11,621,178

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT : Real Estate Investment Trust

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	4.0%
Consumer Discretionary	6.9%
Consumer Staples	3.7%
Energy	2.7%
Financials	25.0%
Health Care	15.6%
Industrials	6.7%
Information Technology	28.9%
Materials	2.0%
Real Estate	2.2%
Utilities	2.0%
Total Common Stocks	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
COMMON STOCKS — 99.8%
CONSUMER DISCRETIONARY — 18.4%
AutoZone, Inc.*	145	$283,543
Home Depot, Inc. (The)	2,339	702,636
Lowe’s Cos., Inc.	2,150	425,120
Lululemon Athletica, Inc.*	821	291,151
O’Reilly Automotive, Inc.*	440	266,882
Pool Corp.	609	246,779
Tractor Supply Co.	1,162	234,085
Ulta Beauty, Inc.*	664	263,475
Williams-Sonoma, Inc.	1,711	223,251
		2,936,922
CONSUMER STAPLES — 12.1%
BJ’s Wholesale Club Holdings, Inc.*	3,637	234,041
Costco Wholesale Corp.	1,068	567,877
Flowers Foods, Inc.	9,345	247,829
Walmart, Inc.	5,715	874,338
		1,924,085
ENERGY — 17.5%
Canadian Natural Resources Ltd.	7,742	478,998
Cenovus Energy, Inc.	20,697	382,481
ConocoPhillips	4,266	407,488
Continental Resources, Inc.	4,331	240,674
Diamondback Energy, Inc.	1,960	247,411
EOG Resources, Inc.	2,823	329,613
Matador Resources Co.	4,558	222,522
Murphy Oil Corp.	5,978	227,642
Southwestern Energy Co.*	34,041	255,307
		2,792,136
FINANCIALS — 1.8%
Blackstone, Inc.	2,878	292,318
HEALTH CARE — 10.1%
Cerner Corp.	2,920	273,429
Edwards Lifesciences Corp.*	2,906	307,397
IDEXX Laboratories, Inc.*	550	236,764
Mettler-Toledo International, Inc.*	203	259,338
Regeneron Pharmaceuticals, Inc.*	493	324,941
West Pharmaceutical Services, Inc.	678	213,611
		1,615,480
INDUSTRIALS — 9.0%
Builders FirstSource, Inc.*	3,861	237,722
Fastenal Co.	4,771	263,884
Landstar System, Inc.	1,596	247,220
Matson, Inc.	1,988	171,008
Rollins, Inc.	7,359	246,821
WW Grainger, Inc.	526	263,016
		1,429,671
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY — 18.6%
Apple, Inc.	7,746	$1,221,157
Arista Networks, Inc.*	2,130	246,164
Cadence Design Systems, Inc.*	1,828	275,754
Fortinet, Inc.*	925	267,334
Gartner, Inc.*	904	262,657
Manhattan Associates, Inc.*	1,767	230,682
Monolithic Power Systems, Inc.	547	214,555
Ubiquiti, Inc.	888	250,638
		2,968,941
MATERIALS — 12.3%
CF Industries Holdings, Inc.	2,564	248,272
ICL Group Ltd.	21,194	232,498
Louisiana-Pacific Corp.	3,865	249,370
Mosaic Co. (The)	4,041	252,239
Nucor Corp.	1,968	304,607
Nutrien Ltd.	4,105	403,317
Steel Dynamics, Inc.	3,079	264,024
		1,954,327
TOTAL COMMON STOCKS (Cost $17,061,946)		15,913,880

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 0.35%(a)	25,602	25,602
TOTAL SHORT TERM INVESTMENTS (Cost $25,602)		25,602
TOTAL INVESTMENTS — 100.0% (Cost $17,087,548)		15,939,482
Other Assets in Excess of Liabilities — 0.0%		476
TOTAL NET ASSETS — 100.0%		$15,939,958

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	18.4%
Consumer Staples	12.1%
Energy	17.5%
Financials	1.8%
Health Care	10.1%
Industrials	9.0%
Information Technology	18.6%
Materials	12.3%
Total Common Stocks	99.8%
Short-Term Investments	0.2%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATION SERVICES — 2.1%
Gray Television, Inc., Class A	1,967	$33,697
Nexstar Media Group, Inc., Class A	302	47,843
TEGNA, Inc.	1,661	36,625
		118,165
CONSUMER DISCRETIONARY — 8.3%
AutoNation, Inc.*	251	29,093
Century Communities, Inc.	223	11,757
Dick’s Sporting Goods, Inc.	388	37,411
Group 1 Automotive, Inc.	182	31,693
Lennar Corp., Class A	1,421	108,692
MDC Holdings, Inc.	1,392	51,379
Meritage Homes Corp.*	570	47,054
Penske Automotive Group, Inc.	311	32,599
Qurate Retail, Inc., Series A	3,297	13,880
Rent-A-Center, Inc./TX	252	6,078
Taylor Morrison Home Corp.*	678	17,757
Toll Brothers, Inc.	722	33,479
Tri Pointe Homes, Inc.*	1,719	35,532
		456,404
CONSUMER STAPLES — 8.6%
Ingredion, Inc.	340	28,937
Kroger Co. (The)	2,988	161,233
Sprouts Farmers Market, Inc.*	693	20,651
Tyson Foods, Inc., Class A	1,117	104,060
United Natural Foods, Inc.*	353	15,154
Walgreens Boots Alliance, Inc.	3,128	132,627
Weis Markets, Inc.	133	10,624
		473,286
ENERGY — 17.5%
Civitas Resources, Inc.	652	38,220
Continental Resources, Inc./OK	1,321	73,408
Energy Transfer LP	11,098	122,966
EOG Resources, Inc.	2,118	247,298
Frontline Ltd.*	1,622	13,511
HF Sinclair Corp.*	860	32,697
Marathon Petroleum Corp.	2,011	175,480
Murphy Oil Corp.	657	25,019
Plains All American Pipeline LP	2,962	30,686
Plains GP Holdings LP, Class A*	976	10,902
Valero Energy Corp.	1,513	168,669
World Fuel Services Corp.	1,177	28,507
		967,363
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS — 30.1%
American National Group, Inc.	105	$19,804
Ameris Bancorp	284	11,843
Associated Banc-Corp.	658	13,127
Bank OZK	480	18,442
Banner Corp.	241	12,942
Cadence Bank	756	18,930
Capital One Financial Corp.	1,689	210,483
Citizens Financial Group, Inc.	1,527	60,164
CNA Financial Corp.	980	46,491
Customers Bancorp, Inc.*	230	9,676
Encore Capital Group, Inc.*	1,183	68,389
Enstar Group Ltd.*	77	18,153
First Financial Bancorp	497	10,164
Flagstar Bancorp, Inc.	323	11,402
FNB Corp./PA	2,722	31,357
FS KKR Capital Corp.	1,226	25,685
Fulton Financial Corp.	1,034	15,686
Genworth Financial, Inc., Class A*	3,520	13,059
Hope Bancorp, Inc.	445	6,364
Jefferies Financial Group, Inc.	980	30,145
Lincoln National Corp.	768	46,195
M&T Bank Corp.	474	78,987
MetLife, Inc.	3,080	202,294
Nelnet, Inc., Class A	128	10,505
New York Community Bancorp, Inc.	3,042	28,108
Principal Financial Group, Inc.	984	67,050
Sandy Spring Bancorp, Inc.	241	9,464
State Street Corp.	1,321	88,467
Synovus Financial Corp.	595	24,716
Towne Bank/Portsmouth VA	276	7,609
Truist Financial Corp.	4,726	228,502
Trustmark Corp.	392	10,929
United Bankshares, Inc./WV	898	29,868
Unum Group	1,319	40,256
Valley National Bancorp	2,122	25,422
Victory Capital Holdings, Inc., Class A	544	14,683
Voya Financial, Inc.	388	24,498
Washington Federal, Inc.	595	18,106
White Mountains Insurance Group Ltd.	21	22,008
Zions Bancorp NA	545	30,798
		1,660,771
See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2022
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE — 18.0%
Bio-Rad Laboratories, Inc., Class A*	129	$66,056
Centene Corp.*	2,252	181,399
Cigna Corp.	1,241	306,254
CVS Health Corp.	4,566	438,929
		992,638
INDUSTRIALS — 5.1%
AAR Corp.*	173	8,128
AerCap Holdings NV*	1,065	49,746
Air Lease Corp.	915	36,856
Atlas Corp.	957	11,829
Danaos Corp.	229	18,718
GMS, Inc.*	201	9,638
Hub Group, Inc., Class A*	342	22,969
ICF International, Inc.	366	36,164
ManpowerGroup, Inc.	198	17,860
WESCO International, Inc.*	546	67,300
		279,208
INFORMATION TECHNOLOGY — 7.6%
Amkor Technology, Inc.	926	17,418
Arrow Electronics, Inc.*	389	45,847
Avnet, Inc.	665	29,034
Insight Enterprises, Inc.*	193	19,178
Sanmina Corp.*	486	19,873
TD SYNNEX Corp.	869	86,978
Vishay Intertechnology, Inc.	547	10,191
VMware, Inc., Class A	1,564	168,975
Xerox Holdings Corp.	1,217	21,176
		418,670
	Number of Shares	Value
COMMON STOCKS (Continued)
MATERIALS — 2.5%
Commercial Metals Co.	1,386	$56,826
Reliance Steel & Aluminum Co.	421	83,463
		140,289
TOTAL COMMON STOCKS (Cost $5,701,366)		5,506,794

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 0.35%(a)	10,538	10,538
TOTAL SHORT TERM INVESTMENTS (Cost $10,538)		10,538
TOTAL INVESTMENTS — 100.0% (Cost $5,711,904)		5,517,332
Other Assets in Excess of Liabilities — 0.0%		1,414
TOTAL NET ASSETS — 100.0%		$5,518,746

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	2.1%
Consumer Discretionary	8.3%
Consumer Staples	8.6%
Energy	17.5%
Financials	30.1%
Health Care	18.0%
Industrials	5.1%
Information Technology	7.6%
Materials	2.5%
Total Common Stocks	99.8%
Short-Term Investments	0.2%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2022
	QRAFT AI-Enhanced U.S. High Dividend ETF	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. Next Value ETF
Assets:
Investments, at value	$5,417,389	$11,622,745	$15,939,482	$5,517,332
Dividends receivable	10,715	8,002	10,817	4,470
Investment securities sold	1,484	145	—	644
Foreign tax reclaim	673	166	831	—
Total Assets	5,430,261	11,631,058	15,951,130	5,522,446

Liabilities:
Advisory fee payable	3,498	9,880	11,172	3,700
Total Liabilities	3,498	9,880	11,172	3,700

Net Assets	$5,426,763	$11,621,178	$15,939,958	$5,518,746

Net Assets Consist of:
Paid-in capital	$6,052,916	$15,207,095	$28,736,612	$6,414,908
Distributable earnings (loss)	(626,153)	(3,585,917)	(12,796,654)	(896,162)
Net Assets	$5,426,763	$11,621,178	$15,939,958	$5,518,746

Net Assets	$5,426,763	$11,621,178	$15,939,958	$5,518,746
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	175,000	300,001	575,001	175,000
Net Asset Value, Offering and Redemption Price Per Share	$31.01	$38.74	$27.72	$31.54
Investments, at cost	$5,463,162	$12,719,390	$17,087,548	$5,711,904

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	QRAFT AI-Enhanced U.S. High Dividend ETF	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. Next Value ETF
	Year Ended April 30, 2022	Year Ended April 30, 2022	Year Ended April 30, 2022	Year Ended April 30, 2022
Investment Income:
Dividends*	$167,018	$172,930	$221,506	$143,388
Total Investment Income	167,018	172,930	221,506	143,388

Expenses:
Advisory fees	45,385	144,851	213,522	45,236
Total Expenses	45,385	144,851	213,522	45,236

Net Investment Income (Loss)	121,633	28,079	7,984	98,152

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(389,942)	(2,920,959)	(12,189,427)	(840,934)
In-kind redemptions	832,816	4,256,145	9,603,490	1,425,314
Foreign currency transactions	(11)	62	—	24
Net realized gain (loss)	442,863	1,335,248	(2,585,937)	584,404
Net change in unrealized appreciation (depreciation) on:
Investments	(288,760)	(1,771,962)	(1,710,381)	(497,144)
Net change in unrealized appreciation (depreciation)	(288,760)	(1,771,962)	(1,710,381)	(497,144)
Net realized and unrealized gain (loss)	154,103	(436,714)	(4,296,318)	87,260
Net Increase (Decrease) in Net Assets Resulting from Operations	$275,736	$(408,635)	$(4,288,334)	$185,412
*Net of foreign withholding taxes	$2,797	$4,035	$927	$522

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	QRAFT AI-Enhanced U.S. High Dividend ETF		QRAFT AI-Enhanced U.S. Large Cap ETF
	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2022	Year Ended April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$121,633	$65,199	$28,079	$(8,565)
Net realized gain (loss)	442,863	887,204	1,335,248	3,739,203
Change in net unrealized appreciation (depreciation)	(288,760)	140,510	(1,771,962)	413,245
Net Increase (Decrease) in Net Assets Resulting from Operations	275,736	1,092,913	(408,635)	4,143,883

Distributions to Shareholders	(119,751)	(66,291)	(12,969)	(412,139)

Capital Transactions:
Proceeds from shares issued	10,245,459	7,004,904	33,253,331	46,924,423
Cost of shares redeemed	(10,277,772)	(5,501,250)	(41,521,513)	(33,699,275)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(32,313)	1,503,654	(8,268,182)	13,225,148
Total Increase (Decrease) in Net Assets	123,672	2,530,276	(8,689,786)	16,956,892

Net Assets:
Beginning of period	5,303,091	2,772,815	20,310,964	3,354,072
End of period	$5,426,763	$5,303,091	$11,621,178	$20,310,964

Change in Shares Outstanding:
Shares outstanding, beginning of period	175,000	125,000	500,001	125,001
Shares issued	325,000	250,000	775,000	1,250,000
Shares redeemed	(325,000)	(200,000)	(975,000)	(875,000)
Shares outstanding, end of period	175,000	175,000	300,001	500,001

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF		QRAFT AI-Enhanced U.S. Next Value ETF
	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2022	For the period December 2, 2020(1) to April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$7,984	$(7,050)	$98,152	$12,984
Net realized gain (loss)	(2,585,937)	1,914,060	584,404	532,226
Change in net unrealized appreciation (depreciation)	(1,710,381)	586,040	(497,144)	302,572
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,288,334)	2,493,050	185,412	847,782

Distributions to Shareholders	(206,693)	(1,169,034)	(105,822)	(12,192)

Capital Transactions:
Proceeds from shares issued	106,001,332	24,712,501	17,074,429	9,898,443
Cost of shares redeemed	(107,558,504)	(6,619,487)	(16,375,345)	(5,993,961)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,557,172)	18,093,014	699,084	3,904,482
Total Increase (Decrease) in Net Assets	(6,052,199)	19,417,030	778,674	4,740,072

Net Assets:
Beginning of period	21,992,157	2,575,127	4,740,072	—
End of period	$15,939,958	$21,992,157	$5,518,746	$4,740,072

Change in Shares Outstanding:
Shares outstanding, beginning of period	625,001	100,001	150,000	—
Shares issued	2,925,000	725,000	525,000	350,000
Shares redeemed	(2,975,000)	(200,000)	(500,000)	(200,000)
Shares outstanding, end of period	575,001	625,001	175,000	150,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. High Dividend ETF Selected Per Share Data	Years Ended April 30		For the period February 26, 2020(1) through April 30, 2020
	2022	2021
Net Asset Value, beginning of period	$30.30	$22.18	$24.79
Investment Activities
Net investment income (loss)(2)	0.63	0.53	0.09
Net realized and unrealized gain (loss)	0.72	8.11	(2.70)
Total from investment activities	1.35	8.64	(2.61)
Distributions to shareholders from:
Net investment income	(0.64)	(0.52)	—
Total distributions	(0.64)	(0.52)	—
Net Asset Value, end of period	$31.01	$30.30	$22.18
Total Return (%)	4.45	39.50	(10.53	)(3)
Total Return at Market Price (%)	4.36	39.21	(10.29	)(3)
Ratios to Average Net Assets
Expenses (%)	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	2.01	2.05	2.46	(4)
Supplemental Data
Net Assets at end of period (000’s)	$5,427	$5,303	$2,773
Portfolio turnover (%)(5)	208	198	45	(3)
QRAFT AI-Enhanced U.S. Large Cap ETF Selected Per Share Data	Years Ended April 30		For the period May 20, 2019(1) through April 30, 2020
	2022	2021
Net Asset Value, beginning of period	$40.62	$26.83	$24.73
Investment Activities
Net investment income (loss)(2)	0.06	(0.02)	0.14
Net realized and unrealized gain (loss)	(1.91)	14.50	3.07
Total from investment activities	(1.85)	14.48	3.21
Distributions to shareholders from:
Net investment income	(0.03)	(0.02)	(0.12)
Net realized gain	—	(0.67)	(0.99)
Total distributions	(0.03)	(0.69)	(1.11)
Net Asset Value, end of period	$38.74	$40.62	$26.83
Total Return (%)	(4.57)	54.12	12.84	(3)
Total Return at Market Price (%)	(4.63)	53.83	12.96	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	0.15	(0.06)	0.56	(4)
Supplemental Data
Net Assets at end of period (000’s)	$11,621	$20,311	$3,354
Portfolio turnover (%)(5)	180	263	219	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF Selected Per Share Data	Years Ended April 30		For the period May 20, 2019(1) through April 30, 2020
	2022	2021
Net Asset Value, beginning of period	$35.19	$25.75	$24.70
Investment Activities
Net investment income (loss)(2)	0.01	(0.04)	0.07
Net realized and unrealized gain (loss)	(7.21)	17.27	2.41
Total from investment activities	(7.20)	17.23	2.48
Distributions to shareholders from:
Net investment income	(0.01)	(0.02)	(0.04)
Net realized gain	(0.26)	(7.77)	(1.39)
Total distributions	(0.27)	(7.79)	(1.43)
Net Asset Value, end of period	$27.72	$35.19	$25.75
Total Return (%)	(20.63)	69.95	9.99	(3)
Total Return at Market Price (%)	(20.67)	69.50	10.16	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	0.03	(0.13)	0.28	(4)
Supplemental Data
Net Assets at end of period (000’s)	$15,940	$21,992	$2,575
Portfolio turnover (%)(5)	790	346	275	(3)
QRAFT AI-Enhanced U.S. Next Value ETF Selected Per Share Data	Year Ended April 30, 2022	For the period December 2, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$31.60	$25.14
Investment Activities
Net investment income (loss)(2)	0.52	0.10
Net realized and unrealized gain (loss)	0.01	6.46
Total from investment activities	0.53	6.56
Distributions to shareholders from:
Net investment income	(0.44)	(0.10)
Net realized gain	(0.15)	—
Total distributions	(0.59)	(0.10)
Net Asset Value, end of period	$31.54	$31.60
Total Return (%)	1.62	26.10	(3)
Total Return at Market Price (%)	1.32	26.89	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	0.75	(4)
Net investment income (loss) (%)	1.63	0.83	(4)
Supplemental Data
Net Assets at end of period (000’s)	$5,519	$4,740
Portfolio turnover (%)(5)	379	173	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2022

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The asset of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

QRAFT AI-Enhanced U.S. High Dividend ETF

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

QRAFT AI-Enhanced U.S. Next Value ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs use an active investment strategy in seeking to meet their investment objectives. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The QRAFT AI-Enhanced U.S. High Dividend ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in dividend paying securities of U.S. listed companies. Each of the QRAFT AI-Enhanced U.S. Large Cap ETF and the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies (as such term is defined in each Fund’s prospectus). The QRAFT AI-Enhanced U.S. Next Value ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed companies.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2022 for each Fund based upon the three levels defined above:

QRAFT AI-Enhanced U.S. High Dividend ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$5,402,078	$—	$—	$5,402,078
Short-Term Investments	15,311	—	—	15,311
Total	$5,417,389	$—	$—	$5,417,389
QRAFT AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$11,590,732	$—	$—	$11,590,732
Short-Term Investments	32,013	—	—	32,013
Total	$11,622,745	$—	$—	$11,622,745

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$15,913,880	$—	$—	$15,913,880
Short-Term Investments	25,602	—	—	25,602
Total	$15,939,482	$—	$—	$15,939,482
QRAFT AI-Enhanced U.S. Next Value ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$5,506,794	$—	$—	$5,506,794
Short-Term Investments	10,538	—	—	10,538
Total	$5,517,332	$—	$—	$5,517,332

(a)  See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend and Interest Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2022, no Fund had any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis for such Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust, on behalf of each Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for the day-to-day management of the Funds, including, among other things, providing an investment program for the Funds, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

QRAFT Technologies, Inc. (“Qraft”) is the Funds’ sponsor. In connection with an arrangement between the Adviser and QRAFT, QRAFT has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. Qraft will also provide marketing support for the Funds including, but not limited to, distributing each Fund’s materials and providing the Funds with access to and the use of Qraft’s other marketing capabilities, including communications through print and electronic media. For its services, Qraft is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. Qraft does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2022 were as follows:

Fund	Purchases	Sales
AI-Enhanced U.S. High Dividend ETF	$12,520,790	$13,597,036
AI-Enhanced U.S. Large Cap ETF	34,541,419	39,343,123
AI-Enhanced U.S. Large Cap Momentum ETF	217,168,813	224,481,024
AI-Enhanced U.S. Next Value ETF	22,213,385	26,284,025

Purchases and sales of in-kind transactions for the year ended April 30, 2022 were as follows:

Fund	Purchases	Sales
AI-Enhanced U.S. High Dividend ETF	$10,136,885	$9,071,793
AI-Enhanced U.S. Large Cap ETF	33,189,786	36,554,354
AI-Enhanced U.S. Large Cap Momentum ETF	105,748,836	100,206,580
AI-Enhanced U.S. Next Value ETF	16,933,581	12,150,017

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for AI-Enhanced U.S. High Dividend ETF, AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF and AI-Enhanced U.S. Next Value ETF are $500, $1,750, $250 and $500, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for AI-Enhanced U.S. High Dividend ETF, AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF and AI-Enhanced U.S. Next Value ETF are $500, $1,750, $250 and $500, respectively, regardless of the number of Creation Units created in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk: Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented, and each Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. Each Fund identifies its sector weightings in its Summary of Investments and the sector exposure is expected to vary over time.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended April 30, 2022, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions, non deductible partnership expenses and prior year true ups have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
AI-Enhanced U.S. High Dividend ETF	$775,403	$(775,403)
AI-Enhanced U.S. Large Cap ETF	3,262,590	(3,262,590)
AI-Enhanced U.S. Large Cap Momentum ETF	8,991,405	(8,991,405)
AI-Enhanced U.S. Next Value ETF	1,272,301	(1,272,301)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

The tax character of the distributions paid during the tax year ended April 30, 2022 and April 30, 2021 were as follows:

	Year Ended April 30, 2022
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
AI-Enhanced U.S. High Dividend ETF	$119,751	$—	$—	$119,751
AI-Enhanced U.S. Large Cap ETF	12,969	—	—	12,969
AI-Enhanced U.S. Large Cap Momentum ETF	190,695	15,998	—	206,693
AI-Enhanced U.S. Next Value ETF	105,822	—	—	105,822
	Year Ended April 30, 2021
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
AI-Enhanced U.S. High Dividend ETF	$66,291	$—	$—	$66,291
AI-Enhanced U.S. Large Cap ETF	365,518	46,621	—	412,139
AI-Enhanced U.S. Large Cap Momentum ETF	1,166,815	2,219	—	1,169,034
AI-Enhanced U.S. Next Value ETF	12,192	—	—	12,192

As of the tax year ended April 30, 2022, the components of Distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
AI-Enhanced U.S. High Dividend ETF	$17,292	$(567,911)	$(75,534)	$(626,153)
AI-Enhanced U.S. Large Cap ETF	977	(2,001,594)	(1,585,300)	(3,585,917)
AI-Enhanced U.S. Large Cap Momentum ETF	—	(11,567,510)	(1,229,144)	(12,796,654)
AI-Enhanced U.S. Next Value ETF	4,993	(594,947)	(306,208)	(896,162)

At April 30, 2022, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
AI-Enhanced U.S. High Dividend ETF	$5,492,923	$246,849	$(322,383)	$(75,534)
AI-Enhanced U.S. Large Cap ETF	13,208,045	284,642	(1,869,942)	(1,585,300)
AI-Enhanced U.S. Large Cap Momentum ETF	17,168,626	260,491	(1,489,635)	(1,229,144)
AI-Enhanced U.S. Next Value ETF	5,823,540	207,619	(513,827)	(306,208)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and adjustments for corporations and partnerships.

As of the tax year ended April 30, 2022, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
AI-Enhanced U.S. High Dividend ETF	$565,029	$2,882	$567,911
AI-Enhanced U.S. Large Cap ETF	1,940,464	61,130	2,001,594
AI-Enhanced U.S. Large Cap Momentum ETF	11,565,039	1,603	11,566,642
AI-Enhanced U.S. Next Value ETF	591,494	3,453	594,947

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2022

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

As of April 30, 2022, AI-Enhanced U.S. Large Cap Momentum ETF had $868 of qualified late-year ordinary losses, which are deferred until May 1, 2022 for tax purposes. Net late-year losses incurred after December 31, 2021, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

Note 9 – Events Subsequent to the Fiscal Year End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Funds’ financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	April 30, 2022

To the Shareholders of QRAFT AI-Enhanced U.S. High Dividend ETF, QRAFT AI-Enhanced U.S. Large Cap ETF,
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, and QRAFT AI-Enhanced U.S. Next Value ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below, as of April 30, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
QRAFT AI-Enhanced U.S. High Dividend ETF	For the year ended April 30, 2022	For the years ended April 30, 2022 and 2021	For the years ended April 30, 2022 and 2021, and for the period from February 26, 2020 (commencement of operations) through April 30, 2020
QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	For the year ended April 30, 2022	For the years ended April 30, 2022 and 2021	For the years ended April 30, 2022 and 2021, and for the period from May 20, 2019 (commencement of operations) through April 30, 2020
QRAFT AI-Enhanced U.S. Next Value ETF	For the year ended April 30, 2022	For the year ended April 30, 2022 and for the period from December 2, 2020 (commencement of operations) through April 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 29, 2022

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During Period(1)
QRAFT AI-Enhanced U.S. High Dividend ETF
Actual Performance	$1,000.00	$1,001.90	0.75%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
QRAFT AI-Enhanced U.S. Large Cap ETF
Actual Performance	$1,000.00	$856.70	0.75%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Actual Performance	$1,000.00	$746.10	0.75%	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
QRAFT AI-Enhanced U.S. Next Value ETF
Actual Performance	$1,000.00	$1,019.80	0.75%	$3.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AND AGREEMENT	April 30, 2022 (Unaudited)

At a meeting held on December 9, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved an investment advisory agreement between the Trust, on behalf of the QRAFT AI-Enhanced U.S. High Dividend ETF (the “Fund”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into account the presentation made and the extensive discussion during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent and quality of the services provided by ETC to the Fund; (ii) the Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of the services provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that such responsibilities include, among other things, monitoring compliance with various fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, preparing and presenting quarterly reports to the Board, and implementing Board directives as they relate to the Fund. The Board considered the qualifications, experience and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it had been provided with ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AND AGREEMENT (Continued)	April 30, 2022 (Unaudited)

The Board also considered other services provided to the Fund by the ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC.

Performance

The Board reviewed the Fund’s performance in light of the Fund’s stated investment objective. The Board was provided with reports regarding the performance of the Fund, including reports prepared by an independent third party comparing the Fund’s performance with the performance of a group of peer funds for various time periods, as well as a report comparing the Fund’s performance with the performance of the Fund’s benchmark for various time periods. The Board noted that the Fund is actively managed and that its total return was slightly lower than the peer group median and benchmark for the time periods measured. In reviewing the Fund’s performance, the Board took into account that the Fund has had a relatively short operating history over which to consider the Fund’s performance. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Costs of Services Provided and Profitability

The Board reviewed the advisory fees paid by the Fund to ETC for the services provided to the Fund under the Agreement. The Board reviewed a report prepared by an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the higher end of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s sponsor has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with the Fund, and reviewed a profitability analysis from ETC with respect to the Fund. In light of the foregoing information, the Board concluded that the Fund’s advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity periodically reexamine whether such economies have been achieved.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AND AGREEMENT (Continued)	April 30, 2022 (Unaudited)

At a meeting held on February 22, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved an investment advisory agreement between the Trust, on behalf of the QRAFT AI-Enhanced U.S Large Cap ETF and QRAFT AI-Enhanced U.S Large Cap Momentum ETF (the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the agreement, the Board took into consideration (i) the nature, extent and quality of the services provided by ETC to the Funds; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing such services, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of the services provided to the Funds, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that such responsibilities include developing, implementing, and maintaining the Funds’ investment program, trading portfolio securities and other investment instruments on behalf of each Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Funds. The Board considered the qualifications, experience and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it had been provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and whether there had been any material changes to such information since it was last presented to the Board. The Board considered ETC’s experience working with ETFs, including the Funds and other series of the Trust, and other ETFs outside of the Trust.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AND AGREEMENT (Concluded)	April 30, 2022 (Unaudited)

The Board also considered other services provided to the Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds’ business activities; supervising each Fund’s registration as an investment company and the offering of shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Funds by ETC.

Performance

The Board reviewed the Funds’ performance in light of each Fund’s stated investment objective, noting that each Fund is actively managed. The Board was provided with reports regarding the past performance of each Fund, including a report prepared by an independent third party, comparing each Fund’s performance with the performance of a group of peer funds for various time periods. The Board noted that for the one year period ended December 31, 2021 QRFT’s total return was above the peer group average but below the median and that AMOM’s total return was below both the peer group average and median. In reviewing each Fund’s performance, the Board took into account that each Fund has had a relatively short operating history over which to consider performance. The Board further noted that it received regular reports regarding each Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fees paid by each Fund to ETC for the services provided to the Funds under the agreement. The Board reviewed a report prepared by an independent third party comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that each Fund’s advisory fee was generally in the mid-range of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee for the Funds is a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources and that, while the Funds’ sponsor has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed a profitability analysis from ETC with respect to each Fund. In light of the foregoing information, the Board concluded that the advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized by either Fund, and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the agreement on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the agreement, including the compensation payable thereunder, was fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the agreement was in the best interests of each Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2022 (Unaudited)

Tax Information

For the year ended April 30, 2022, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
AI-Enhanced U.S. High Dividend ETF	100.00%
AI-Enhanced U.S. Large Cap ETF	100.00%
AI-Enhanced U.S. Large Cap Momentum ETF	5.56%
AI-Enhanced U.S. Next Value ETF	85.43%

For the year ended April 30, 2022, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
AI-Enhanced U.S. High Dividend ETF	100.00%
AI-Enhanced U.S. Large Cap ETF	100.00%
AI-Enhanced U.S. Large Cap Momentum ETF	5.52%
AI-Enhanced U.S. Next Value ETF	79.45%

Capital Gain Designation

For federal income tax purposes, the AI-Enhanced U.S. Large Cap Momentum ETF designate long-term capital gain dividends of $15,998, for the year ended April 30, 2022.

Premium/Discount information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund for various time periods can be found on the Funds’ website at www.qraftaietf.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2022 (Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Funds’ Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (855) 973-7880 or at www.qraftaietf.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During the Past 5 Years
Interested Trustee
Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011); Managing Member, Yorkville ETF Advisors (2011 to 2016).	18	Board Member, Peconic Land Trust of Suffolk County, NY.
Independent Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	None.	39

Independent Trustee, Bridge Builder Trust (since
2022) (15 portfolios); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	39	None.
Stuart Strauss(3) (1953)	Trustee	Since 2022	Partner, Dechert LLP (2009 to 2020).	39	None.

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

(3)  Mr. Strauss was elected as an Independent Trustee effective January 24, 2022.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2022 (Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); and President, Exchange Traded Concepts Trust (since 2011).

Richard Hogan (1961)	Trustee and Secretary	Since 2012

Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Secretary, Exchange Traded Concepts Trust (since 2011); Board Member, Peconic Land Trust (2012 to 2016); Managing Member, Yorkville ETF Advisors (2011 to 2016).

Christopher W. Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
James J. Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 to 2016); Vice President, Goldman Sachs (2000 to 2011).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021); Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017).

(1)  Each officer serves at the pleasure of the Board.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ SAI, which is available without charge by visiting the Funds’ website at www.qraftaietf.com or the SEC’s website at www.sec.gov or by calling toll-free (855) 973-7880.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free (855) 973-7880 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.qraftaietf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 13(a)(1).

(b)	During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees:

2021	2022
$53,000	$56,000

Audit fees, paid to Cohen & Company, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2021	2022
$-	$-

(c) Tax Fees:

2021	2022
$12,000	$12,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen & Company, Ltd.

(d) All Other Fees:

2021	2022
$-	$-

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2021	2022
0%	0%

(f)	Not applicable.

(g)

2021	2022
$12,000	$12,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	06/21/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ J. Garrett Stevens
J. Garrett Stevens
By (Signature and Title)	President and Principal Executive Officer

Date:	06/21/2022

/s/ Christopher W. Roleke
By (Signature and Title)	Christopher W. Roleke
Principal Financial Officer

Date:	06/21/2022